Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and contingencies [abstract]
Research and development commitments
(USD millions)	2024

2025	135

2026	402

2027	739

2028	746

2029	653

Thereafter	8 123

Total	10 798